Income Taxes (Schedule of Income Taxes and Income before Income Taxes) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Income (loss) before income taxes, domestic	¥ 23,356	¥ (80,125)	¥ (345,776)
Income (loss) before income taxes, foreign	155,451	50,810	(36,858)
Income (loss) before income taxes	178,807	(29,315)	(382,634)
Income taxes current, domestic	28,479	22,105	38,297
Income taxes current, foreign	60,431	36,042	23,543
Income taxes current, total	88,910	58,147	61,840
Income taxes deferred, domestic	20,913	80,954	(10,232)
Income taxes deferred, foreign	(6,813)	2,732	(14,250)
Income taxes deferred, total	14,100	83,686	(24,482)
Total income taxes, domestic	49,392	103,059	28,065
Total income taxes, foreign	53,618	38,774	9,293
Total income taxes	¥ 103,010	¥ 141,833	¥ 37,358